Notes Payable	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Notes Payable

Note 4 Notes Payable

	2016	2015
Mark Bergson	$25,000	-
Lower Foods	348,259	-
Bank of Utah	-	280,102
	$373,2595	280,102

The following table discloses the terms, interest rate, and balance of these notes:

Lender	Principal Balance	Interest Rate	Loan Origination	Maturity Date	Collateral
Mark Bergson (1)	$25,000	25.00%	May 12, 2016	May 26, 2016(in default)	None
Lower Foods (2)	$350,000	6.00%	April 21,2016	April 21,2017 (in default)	Income on AR
Bank of Utah	$900,000	6.25%	June 25, 2008	July 1, 2018 (paid off March 2016)	Real Estate

(1)	As of December 31, 2016 and 2015, the note payable with Mark Bergson has a total balance outstanding of $52,550 and $0, respectively. These amounts include accrued interest and penalties of $27,550 and $0 as of December 31, 2016 and 2015, respectively, and are recorded in accounts payable and accrued liabilities on the balance sheet.

(2)	As of December 31, 2016 and 2015, the note payable with Lower Foods has a total balance outstanding of $357,815 and $0, respectively. These amounts include accrued interest of $9,556 and $0 as of December 31, 2016 and 2015, respectively, and are recorded in accounts payable and accrued liabilities on the balance sheet.